Net Loss per Share	12 Months Ended
Jun. 30, 2024
Net Loss per Share [Abstract]
Net loss per share

Note 27. Net loss per share

The Group’s basic and diluted loss per ordinary share are the same because the Group has generated net loss to ordinary shareholders. The following table presents the calculation of basic and diluted loss per ordinary share for the year ended on June 30, 2024, 2023 and 2022 as follows:

Numerator	June 30, 2024	June 30, 2023	June 30, 2022
Loss for the year, attributable to the owners of the Group	(7,312,260)	(51,788,880)	(4,526,905)
Loss attributable to the ordinary shareholders	(7,312,260)	(51,788,880)	(4,526,905)

Weighted-average number of ordinary shares (basic and diluted)

Denominator	June 30, 2024	June 30, 2023	June 30, 2022
Weighted-average number of ordinary shares	37,870,351	34,466,258	31,000,000
Net loss attributable to ordinary shareholders per share	June 30, 2024	June 30, 2023	June 30, 2022
Basic and Diluted	(0.19)	(1.50)	(0.15)